T. ROWE PRICE NEW AMERICA GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 11.4%
Entertainment 3.0%
Netflix (1)	289,654	108,765
Spotify Technology (1)	268,634	32,623
		141,388
Interactive Media & Services 7.8%
Alphabet, Class C (1)	112,252	130,528
Facebook, Class A (1)	911,341	152,011
Snap, Class A (1)	3,952,539	46,996
Tencent Holdings, ADR	886,700	43,528
		373,063
Media 0.6%
Altice USA, Class A (1)	1,230,489	27,428
		27,428
Total Communication Services		541,879
CONSUMER DISCRETIONARY 18.1%
Hotels, Restaurants & Leisure 4.5%
Huazhu Group, ADR	1,401,782	40,273
Marriott International, Class A	171,304	12,815
McDonald's	365,140	60,376
Planet Fitness, Class A (1)	782,133	38,090
Yum! Brands	903,796	61,937
		213,491
Household Durables 0.9%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	5,629,645	40,966
		40,966
Internet & Direct Marketing Retail 10.4%
Alibaba Group Holding, ADR (1)	269,400	52,393
Amazon. com (1)	226,353	441,325
		493,718

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Specialty Retail 2.3%
Carvana (1)	831,806	45,824
O'Reilly Automotive (1)	94,300	28,389
Ross Stores	419,115	36,451
		110,664
Total Consumer Discretionary		858,839
CONSUMER STAPLES 0.7%
Beverages 0.7%
Monster Beverage (1)	614,900	34,594
Total Consumer Staples		34,594
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
EOG Resources	699,400	25,123
Total Energy		25,123
FINANCIALS 2.4%
Banks 0.5%
JPMorgan Chase	256,664	23,107
		23,107
Capital Markets 1.9%
Cboe Global Markets	373,104	33,300
E*TRADE Financial	370,161	12,704
Goldman Sachs Group	168,700	26,079
MarketAxess Holdings	55,528	18,467
XP, Class A (1)	75,126	1,449
		91,999
Total Financials		115,106
HEALTH CARE 18.5%
Biotechnology 4.6%
AbbVie	1,631,433	124,299
Alexion Pharmaceuticals (1)	514,500	46,197
Argenx, ADR (1)	148,521	19,565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Vertex Pharmaceuticals (1)	114,800	27,316
		217,377
Health Care Equipment & Supplies 2.8%
Becton Dickinson & Company	240,746	55,316
Cooper	87,673	24,169
Intuitive Surgical (1)	95,658	47,371
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144
(1)(2)(3)	2,428,492	4,601
		131,457
Health Care Providers & Services 7.6%
HCA Healthcare	1,138,912	102,331
Humana	202,201	63,495
Molina Healthcare (1)	234,200	32,720
UnitedHealth Group	652,653	162,759
		361,305
Health Care Technology 2.0%
Teladoc Health (1)	633,045	98,128
		98,128
Life Sciences Tools & Services 1.1%
PPD (1)	221,866	3,951
Thermo Fisher Scientific	165,800	47,021
		50,972
Pharmaceuticals 0.4%
Elanco Animal Health (1)	974,775	21,825
		21,825
Total Health Care		881,064
INDUSTRIALS & BUSINESS SERVICES 4.4%
Industrial Conglomerates 1.7%
General Electric	5,296,124	42,051
Roper Technologies	123,500	38,509
		80,560
Professional Services 2.3%
Clarivate Analytics (1)	1,691,987	35,109
CoStar Group (1)	11,631	6,830
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Equifax	399,454	47,715
FTI Consulting (1)	173,647	20,797
		110,451
Road & Rail 0.4%
Kansas City Southern	148,798	18,924
		18,924
Total Industrials & Business Services		209,935
INFORMATION TECHNOLOGY 33.7%

Electronic Equipment, Instruments & Components 0.7%
Hexagon, B Shares (SEK)	318,496	13,468
Littelfuse	146,045	19,485
		32,953
IT Services 10.4%
Adyen (EUR) (1)	32,939	28,141
Euronet Worldwide (1)	207,417	17,780
Fidelity National Information Services	388,569	47,265
FleetCor Technologies (1)	278,600	51,970
Global Payments	424,770	61,264
Mastercard, Class A	166,890	40,314
PayPal Holdings (1)	367,100	35,146
StoneCo, Class A (1)	1,371,276	29,853
Visa, Class A	673,303	108,483
Wix. com (1)	758,715	76,494
		496,710
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices (1)	444,700	20,225
Maxim Integrated Products	1,359,394	66,080
Micron Technology (1)	839,300	35,301
Monolithic Power Systems	43,500	7,284
Texas Instruments	709,212	70,872
		199,762
Software 12.7%
Ceridian HCM Holding (1)	411,846	20,621
DocuSign (1)	369,372	34,130
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Intuit	255,875	58,851
Microsoft	2,078,524	327,804
salesforce. com (1)	453,744	65,330
ServiceNow (1)	132,983	38,111
Slack Technologies, Class A (1)	810,287	21,748
Splunk (1)	201,419	25,425
Synopsys (1)	77,731	10,011
		602,031
Technology Hardware, Storage & Peripherals 5.7%
Apple	1,067,408	271,431
		271,431
Total Information Technology		1,602,887
MATERIALS 1.2%
Chemicals 0.7%
Linde	194,210	33,599
		33,599
Metals & Mining 0.5%
Southern Copper	883,104	24,868
		24,868
Total Materials		58,467
REAL ESTATE 2.1%
Equity Real Estate Investment Trusts 2.1%
AvalonBay Communities, REIT	345,300	50,818
JBG SMITH Properties, REIT	1,472,904	46,882
Total Real Estate		97,700
TRUSTS & FUNDS 0.1%
Trusts & Mutual Funds 0.1%
Sprott Physical Gold Trust (1)(4)	425,800	5,587
Total Trusts & Funds		5,587

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 3.3%
Electric Utilities 1.8%
NextEra Energy	341,266	82,115
		82,115
Multi-Utilities 1.5%
Sempra Energy	638,799	72,178
		72,178
Total Utilities		154,293
Total Common Stocks (Cost $3,635,507)		4,585,474

CONVERTIBLE PREFERRED STOCKS 0.6%
COMMUNICATION SERVICES 0.2%
Interactive Media & Services 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875
(1)(2)(3)	159,769	10,901
Total Communication Services		10,901
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$13,651 (1)(2)(3)	1,270,636	13,652
Total Consumer Discretionary		13,652
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $5,997
(1)(2)(3)	152,384	4,437
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $1,007
(1)(2)(3)	25,588	745
Total Information Technology		5,182
Total Convertible Preferred Stocks (Cost $28,530)		29,735

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	165,221,270	165,221
Total Short-Term Investments (Cost $165,221)		165,221
Total Investments in Securities 100.5%
(Cost $3,829,258)		$4,780,430
Other Assets Less Liabilities (0.5)%		(24,899)
Net Assets 100.0%		$4,755,531

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $34,336 and represents 0.7% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Organized as a closed-end management investment company.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$280
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$280+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$60,841		¤	¤	$165,221
T. Rowe Price Short-Term
Fund	—		¤	¤	—
$165,221^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $280 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $165,221.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW AMERICA GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,498,298	$82,575	$4,601	$4,585,474
Convertible Preferred Stocks	—	—	29,735	29,735
Short-Term Investments	165,221	—	—	165,221
Total	$4,663,519	$82,575	$34,336	$4,780,430

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(411,000) for the period ended March 31, 2020.

($000s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$6,217	$(1,616)	$4,601
Convertible
Preferred Stocks	28,530	1,205	29,735

Total	$34,747	$(411)	$34,336